Cover	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2026
Registrant Name	Bicara Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42271
Entity Tax Identification Number	83-2903745
Entity Address, Address Line One	116 Huntington Avenue,
Entity Address, Address Line Two	Suite 703
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	468-4219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BCAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002023658